Other intangible assets	12 Months Ended
Mar. 31, 2024
Intangible assets other than goodwill [abstract]
Other intangible assets	12. Other intangible assets

Other intangible assets are the software assets controlled by us and the electricity distribution licences which provide us with the right to operate and invest in the relevant network that operates as a monopoly in the licensed geographical area. The regulatory licences were acquired following the Group’s acquisition of NGED.

Our electricity distribution licences are indefinite-lived intangible assets for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. Once granted by Ofgem, the licence is issued to a licensee on the basis that it remains active into perpetuity.
On that basis, the value attributed to the electricity distribution network licence assets is considered to have an indefinite useful life. The regulatory licence assets are subject to a review for impairment annually, or more frequently if events or circumstances indicate a potential impairment (see note 11 for details of impairment tests performed over indefinite-lived intangible assets). Any impairment is charged to the income statement as it arises.
Software is recorded at cost less accumulated amortisation and any provision for impairment. Our software assets are tested for impairment only if there is an indication that their carrying values may have been impaired. Impairments of assets are calculated as the difference between the carrying value of the asset and the recoverable amount, if lower. Where such an asset does not generate cash flows that are independent from other assets, the recoverable amount of the CGU to which that asset belongs is estimated. Impairments are recognised in the consolidated income statement within other operating costs. Any assets which suffered impairment in a previous period are reviewed for possible reversal of the impairment at each reporting date.
Internally generated intangible assets are recognised only if: i) an asset is created that can be identified; ii) it is probable that the asset created will generate future economic benefits; and iii) the development cost of the asset can be measured reliably. Where no internally generated intangible asset can be recognised, development expenditure is recorded as an expense in the period in which it is incurred.
Cloud computing arrangements are reviewed to determine if the Group has control of the software intangible asset. Control is considered to exist where the Group has the right to take possession of the software and run it on its own or a third party’s computer infrastructure or if the Group has exclusive rights to use the software such that the supplier is unable to make the software available to other customers.
Costs relating to configuring or customising the software in a cloud computing arrangement are assessed to determine if there is a separate intangible asset over which the Group has control. If an asset is identified, it is capitalised and amortised over the useful economic life of the asset.
To the extent that no separate intangible asset is identified, then the costs are either expensed when incurred or recognised as a prepayment and spread over the term of the arrangement if the costs are concluded to not be distinct.
(a) Analysis of other intangible assets

	Regulatory licences £m	Software £m	Assets in the course of construction £m	Total £m
Cost at 1 April 2022	1,714	2,075	870	4,659
Exchange adjustments	—	79	32	111
Additions	—	34	544	578
Disposals	—	(17)	—	(17)
Reclassifications[1]	—	895	(885)	10
Cost at 1 April 2023	1,714	3,066	561	5,341
Exchange adjustments	—	(45)	(6)	(51)
Additions	—	17	464	481
Disposals	—	(23)	—	(23)
Reclassifications¹	—	598	(436)	162
Reclassification to held for sale (note 10)	—	(520)	(191)	(711)
Cost at 31 March 2024	1,714	3,093	392	5,199
Accumulated amortisation at 1 April 2022	—	(1,377)	(10)	(1,387)
Exchange adjustments	—	(51)	—	(51)
Amortisation charge for the year	—	(291)	—	(291)
Accumulated amortisation of disposals	—	15	—	15
Reclassifications¹	—	(23)	—	(23)
Accumulated amortisation at 1 April 2023	—	(1,727)	(10)	(1,737)
Exchange adjustments	—	23	—	23
Amortisation charge for the year	—	(301)	—	(301)
Accumulated amortisation of disposals	—	23	—	23
Reclassifications¹	—	(161)	—	(161)
Reclassification to held for sale (note 10)	—	385	—	385
Accumulated amortisation at 31 March 2024	—	(1,758)	(10)	(1,768)
Net book value at 31 March 2024²	1,714	1,335	382	3,431
Net book value at 31 March 2023	1,714	1,339	551	3,604
1.Reclassifications includes amounts transferred to property, plant and equipment (see note 13).
2.The Group has capitalised £320 million (2023: £370 million) in relation to the Gas Business Enablement system in the US, of which £320 million (2023: £369 million) is in service and is being amortised over 10 years, with the remainder included within assets in the course of construction. A further £81 million (2023: £87 million) relates to our UK general ledger system within software and is being amortised over 10 years.
12. Other intangible assets continued
(b) Asset useful economic lives
No amortisation is provided on regulatory licences. Software is amortised over the period we expect to receive a benefit from the asset.
An amortisation expense is charged to the income statement to reflect the reduced value of the asset over time. Amortisation is calculated by estimating the number of years we expect the asset to be used (its useful economic life or UEL) and charging the cost of the asset to the income statement equally over this period.

Years
Software	3 to 10
Regulatory licences	Indefinite